SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class A ordinary shares subject to possible redemption		18,582,720
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Federal depository insurance coverage	250,000	250,000
Cash and cash equivalents	1,659,434	1,906,348
Public Offering
Offering costs		$ 749,253
Number of warrants issued		11,500,000
Private placement warrants
Number of warrants issued		8,900,000
Subsequent event
Cash and cash equivalents including short term investments	$ 1,906,348
Class A Common Stock
Class A ordinary shares subject to possible redemption	19,445,064	18,582,720
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Class A ordinary shares subject to redemption
Class A ordinary shares subject to possible redemption	19,455,064	18,582,720
Class B ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001